May 1, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

RE:	Hartford Life Insurance Company DC Variable Account I (“Registrant”)
033-19947 - HV-1009 - Group Variable Annuity Contracts

Hartford Life Insurance Company Separate Account Two (“Registrant”)
033-19949 - HV-1009 - Group Variable Annuity Contracts
033-59541 - HV-2025 - Group Variable Annuity Contracts
033-19946 - HV-1524 - Group Variable Annuity Contracts
033-19943 - HV-1531 - NQ Variable Account
033-19948 - HV-1008 - Variable Account QP

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 28, 2015.

If you have any questions concerning this filing, please do not hesitate to contact me at

(860) 562-7143.

Very truly yours,

/s/ Lynn Higgins

Lynn Higgins

Paralegal